SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Mar. 18, 2025	Mar. 17, 2025	Mar. 13, 2025	Jan. 17, 2025	Jan. 15, 2025	Jan. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 29, 2025	May 30, 2023
Subsequent Events [Line Items]
Warrants issued (in Shares)										2,413
Issuance of preferred shares, net of issuance cost								$ 412
Payments of stock issuance costs							$ 52	$ 3
Warrants exercise price (in Dollars per share)										$ 222.92
EarlyBird Capital, Inc. [Member] | Underwriters Promissory Note [Member]
Subsequent Events [Line Items]
Issuance of preferred shares, net of issuance cost							$ 1,250
Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of preferred shares, net of issuance cost					$ 5,000
Proceeds from exercise of warrants and pre-funded warrants				$ 864
Subsequent Event [Member] | Inducement Offer Letter Agreement [Member] | EarlyBird Capital, Inc. [Member] | Underwriters Promissory Note [Member]
Subsequent Events [Line Items]
Amount of outstanding debt			$ 880
Cash payment made for partial debt settlement	$ 136	$ 344	400
Legal expenses paid to EarlyBird as part of the agreement			$ 15
Value of shares issued based on net proceeds from sale			277,777
Debt covenant description			On March 13, 2025, the Company entered into a letter agreement (the “Note Conversion Inducement Agreement”) with EarlyBird pursuant to which the Company and EarlyBird agreed to the partial conversion and retirement of all remaining amounts due under the Underwriters Promissory Note. Under the agreement, EarlyBird agreed that the $880 principal and interest amount then outstanding under the note as of the date of the Note Conversion Inducement Agreement (the “Outstanding Amount”) would be retired in consideration of: (i) a cash payment by the Company in an amount of $400 (plus $15 for EarlyBird’s legal expenses) (the “Cash Amount”), (ii) conversion of a certain amount of the principal and interest due under the Underwriters Promissory Note via the issuance by the Company to EarlyBird of 277,777 ordinary shares (the “EBC Shares”), which conversion amount will be equal to the net proceeds received by EarlyBird from the sale of the EBC Shares (the “Conversion Amount”), and (iii) the payment in cash by the Company to EarlyBird of any remaining amount due under the Underwriters Promissory Note after deducting the Cash Amount and the Conversion Amount from the Outstanding Amount (the “Remaining Amount”).
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Share issued				2,145,998
Number of securities that can be called by pre funded warrants				1,557,705
Class of warrant or right, number of securities called by warrants or rights				3,703,703
Shares issued, price per share				$ 1.35
Issuance of preferred shares, net of issuance cost				$ 5,000
Payments of stock issuance costs				$ 740
Exercise price of pre funded warrants				$ 0.0001
Number of securities called by pre funded warrants				1,557,705
Subsequent Event [Member] | Warrants exercisable for ordinary shares [Member]
Subsequent Events [Line Items]
Warrants issued (in Shares)				3,703,703
Warrants exercise price (in Dollars per share)				$ 1.35
Warrants and rights outstanding, term				5 years
Subsequent Event [Member] | Warrants exercisable for ordinary shares [Member] | Inducement Offer Letter Agreement [Member]
Subsequent Events [Line Items]
Warrants issued (in Shares)									2,221,523
Class of warrant or right, number of securities called by warrants or rights						2,221,523
Number of securities that can be called by new ordinary warrants						2,221,523
Number of securities that can be called by placement agent warrants						155,507
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Pre funded warrants issued				1,557,705
Pre funded warrant and ordinary warrant price per share				$ 1.3499
Number of pre funded warrants exercised				1,557,705
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Events [Line Items]
Shares issued, price per share						$ 1.35
Warrants exercise price (in Dollars per share)						$ 1.5
Warrants and rights outstanding, term						24 months
Number of securities called by placement agent warrants				259,259
Exercise price of placement agent warrants				$ 1.6875		$ 1.8438
Placement agent warrants, term				5 years
Proceeds from exercise of warrants and pre-funded warrants						$ 3,276
Additional exercise price per new ordinary warrants						$ 0.125
Placement agent fees and other offering expenses						$ 463
Placement agent cash fee in percentage						8.00%
Placement agent warrants issued as percentage of ordinary shares						7.00%
Subsequent Event [Member] | Investor Warrants [Member]
Subsequent Events [Line Items]
Number Of Investor Warrants Exercised				640,257
Number of securities called by investor warrants				640,257